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                       SUPPLEMENT DATED OCTOBER 2, 2007
                                      TO
                    PROSPECTUSES DATED MAY 1, 2007 OR LATER

This supplement is intended for distribution with prospectuses dated May 1, 2007 or later for variable life insurance contracts issued by John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company, John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, as applicable. The affected prospectuses bear the titles:

Medallion Executive Variable Life          Flex V1

Medallion Executive Variable Life II       Flex V2

Medallion Executive Variable Life III      Medallion Variable Universal Life

Majestic Variable Universal Life           Medallion Variable Universal Life Plus

Majestic Variable Universal Life 98        Medallion Variable Universal Life Edge

Variable Estate Protection                 Medallion Variable Universal Life Edge II

Majestic Variable Estate Protection        Variable Master Plan Plus

Majestic Variable Estate Protection 98     Majestic Variable COLI

Variable Estate Protection Edge            Accumulation VUL

Variable Estate Protection Plus            Protection VUL

Majestic Performance Survivorship          Survivorship Variable Universal Life
  Universal Life

Performance Survivorship Variable          Majestic Performance VUL
  Universal Life

Performance Executive Variable Life        Corporate VUL 05

Due to a name change effective October 1, 2007, the Bond Index B portfolio is now referred to as the Total Bond Market B portfolio. The investment description of this portfolio, as detailed under the section of your product prospectus entitled "Table of Investment Options and Subadvisers," remains unchanged.

If you need additional information, please contact your representative or contact our Service Office at the address and telephone number on the back page of your product prospectus.

You should read this supplement together with the prospectus for the contract you purchase, and retain both for future reference.